Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
15.

Income Taxes
Under

the

laws

of

the

countries

of

the

companies’

incorporation

and

/

or

vessels’

registration,

the
companies are

not subject

to tax

on international

shipping income;

however, they are

subject to

registration
and tonnage

taxes, which

are included

in vessel

operating expenses

in the

accompanying consolidated
statements of income.
The vessel-owning

companies with

vessels that

have called

on the

United States

are obliged

to file

tax
returns with the Internal Revenue Service. However, pursuant to the Internal Revenue Code of the United
States, U.S.

source income from

the international operations

of ships

is generally exempt

from U.S.

tax.
The applicable tax is 50 % of 4
% of U.S.-related gross transportation

income unless an exemption

applies.
The Company and each

of its subsidiaries expects it

qualifies for this statutory

tax exemption for the 2024,
2023 and

2022 taxable years,

and the

Company takes this

position for

United States federal

income tax
return reporting purposes.